CONCENTRATIONS OF RISKS	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISKS

NOTE 14 － CONCENTRATIONS OF RISKS

The Company is exposed to the following concentrations of risks:

(a) Major customers

For the six months ended June 30, 2024 and 2025, the customers who accounted for more than 10% of the Company’s total revenues are presented as follows:

	Six months ended June 30,
	2024	2025
Customer A	24%	25%
Customer B	11%	9%

As of December 31, 2024 and June 30, 2025, accounts receivable due from these customers which accounted for more than 10% of the total consolidated accounts receivable, respectively are presented as follows:

	As of
	December 31, 2024	June 30, 2025
Customer A	38%	35%
Customer B	19%	18%

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

(b) Major vendors

For the six months ended June 30, 2024 and 2025, the vendors who accounted for more than 10% of the Company’s cost of goods sold are presented as follows:

	Six months ended June 30,
	2024	2025
Vendor A, related party	45%	39%
Vendor B, related party	30%	31%
Vendor C, related party	13%	10%

As of December 31, 2024 and June 30, 2025, accounts payable due to these vendors which accounted for more than 10% of the total consolidated accounts payable, respectively are presented as follows:

	As of
	December 31, 2024	June 30, 2025
Vendor A, related party	15%	15%
Vendor B, related party	43%	33%
Vendor C, related party	24%	27%

The major vendors of the Company are located in China.

(c) Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents. The Company places its cash with high credit quality institutions in Singapore and other countries, the composition and maturities of which are regularly monitored by the management. At times, cash amounts may be in excess of the Singapore Deposit Protection Board and other countries insurance limits. The Company has not experienced any losses in such account and believes that it is not exposed to any significant credit risk on the account. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from its accounts receivable and advances to vendors. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

(d) Foreign exchange risk

The Company has significant exposure to exchange rate fluctuations, both due to translation and transaction exposures. Translation exposures arise from measuring income statements of foreign subsidiaries with functional currencies other than the U.S. dollar. Transaction exposures involve impact from (i) input costs that are denominated in currencies other than the local reporting currency and (ii) revaluation of working capital balances denominated in currencies other than the functional currency. The Company leverages its diversified portfolio of exposures as a natural hedge. In certain cases, the Company enters into non-qualifying foreign currency contracts to hedge certain balance sheet items subject to revaluation. The change in fair value of these instruments and the underlying exposure are both immediately recognized in earnings, substantially offsetting the foreign currency mark-to-market impact of the related exposure.

The management currently has a foreign currency hedging policy. The management monitors foreign exchange exposure and will consider hedging significant foreign exchange exposure should the need arise.

(e) Interest rate risk

The Company is exposed to interest rate risk primarily relating to the fixed-rate trading financing and factoring facility. The Company has not used any derivative instruments to mitigate its exposure associated with interest rate risk. However, the management monitors interest rate exposure and will consider other necessary actions when significant interest rate exposure is anticipated.

(f) Global economic and political risk

The Company’s products are sold in numerous countries worldwide, with more than half of the revenues generated outside Singapore. As a result, the Company is exposed to global macroeconomic factors, geopolitical tensions and government policies. The Company is also exposed to various risks due to economic, political and social instabilities, market volatility, natural disasters, debt and credit issues, currency controls, new or increased tariffs, foreign exchange and interest rate changes. These risks can negatively impact the Company’s net revenues, net earnings and cash flows.